CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)- Foreign Currency Translation	Total Corporation Stockholders’ Equity (Deficit)	Non- controlling Interest
Beginning balance at Dec. 31, 2012	$ 24,065	$ 1	$ 1,907	$ 21,801	$ 356	$ 24,065	$ 0
Beginning balance (in shares) at Dec. 31, 2012		6,321,848
Dividends	(15,261)			(15,261)		(15,261)
Forfeitures of restricted stock (in shares)		(8,549)
Warrants converted to stock as a result of the Merger	1,293		1,293			1,293
Warrants converted to stock as a result of the merger (in shares)		135,144
Merger transaction	28,015	1	28,014			28,015
Merger transaction (in shares)		6,954,221
Merger costs	(5,027)		(5,027)			(5,027)
Issuance of restricted shares to non-employee directors	200		200			200
Issuance of restricted shares to non-employee directors (in shares)		26,072
Share-based compensation	1,098		1,098			1,098
Foreign currency translation	(2,439)				(2,439)	(2,439)
Net income (loss)	(21,006)			(21,051)		(21,051)	45
Ending balance at Dec. 31, 2013	10,938	2	27,485	(14,511)	(2,083)	10,893	45
Ending balance (in shares) at Dec. 31, 2013		13,428,736
Warrant exchange for common shares (in shares)		1,441,813
Merger costs	0
Issuance of restricted shares to non-employee directors	200		200			200
Issuance of restricted shares to non-employee directors (in shares)		51,948
Conversion - notes payable	500		500			500
Foreign currency translation	(2,279)				(2,279)	(2,279)
Distribution to noncontrolling interest	(45)						(45)
Net income (loss)	(38,395)			(41,753)		(41,753)	3,358
Ending balance at Dec. 31, 2014	$ (29,081)	$ 2	$ 28,185	$ (56,264)	$ (4,362)	$ (32,439)	$ 3,358
Ending balance (in shares) at Dec. 31, 2014		14,922,497